Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: January 10, 2025

Payment Date	1/15/2025
Collection Period Start	12/1/2024
Collection Period End	12/31/2024
Interest Period Start	12/16/2024
Interest Period End	1/14/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$6,878,394.85	$6,878,394.85	$—	—	May-26
Class A-3 Notes	$475,000,000.00	$19,870,214.77	$455,129,785.23	0.958168	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$621,258,394.85	$26,748,609.62	$594,509,785.23

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$682,002,571.53	$652,434,284.64	0.436196
YSOC Amount	$57,352,975.30	$54,533,298.03
Adjusted Pool Balance	$624,649,596.23	$597,900,986.61
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$6,878,394.85	5.20000%	30/360	$29,806.38
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$621,258,394.85			$2,538,525.71

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$682,002,571.53	$652,434,284.64
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$624,649,596.23	$597,900,986.61
Number of Receivables Outstanding	42,549	41,762
Weighted Average Contract Rate	3.93%	3.93%
Weighted Average Remaining Term (months)	38.2	37.3

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,198,638.37
Principal Collections	$29,195,111.18
Liquidation Proceeds	$160,878.52
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$31,554,628.07
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$31,554,628.07

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$568,335.48	$568,335.48	$—	$—	$30,986,292.59
Interest - Class A-1 Notes	$—	$—	$—	$—	$30,986,292.59
Interest - Class A-2 Notes	$29,806.38	$29,806.38	$—	$—	$30,956,486.21
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$29,028,777.88
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$28,637,267.88
First Allocation of Principal	$—	$—	$—	$—	$28,637,267.88
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$28,579,976.88
Second Allocation of Principal	$—	$—	$—	$—	$28,579,976.88
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$28,519,408.88
Third Allocation of Principal	$9,797,408.24	$9,797,408.24	$—	$—	$18,722,000.64
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,650,358.64
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,090,358.64
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,090,358.64
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,699,157.26
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,699,157.26
Remaining Funds to Certificates	$1,699,157.26	$1,699,157.26	$—	$—	$—
Total	$31,554,628.07	$31,554,628.07	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$57,352,975.30
Increase/(Decrease)	$(2,819,677.27)
Ending YSOC Amount	$54,533,298.03

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$624,649,596.23	$597,900,986.61
Note Balance	$621,258,394.85	$594,509,785.23
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	30	$373,175.71
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	159	$160,878.52
Monthly Net Losses (Liquidation Proceeds)			$212,297.19
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.51%
Current Collection Period			0.38%
Four-Month Average Net Loss Ratio			0.28%
Cumulative Net Losses for All Periods			$4,141,406.63
Cumulative Net Loss Ratio			0.28%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.40%	125	$2,608,964.23
60-89 Days Delinquent	0.13%	41	$826,928.22
90-119 Days Delinquent	0.08%	21	$524,274.29
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.61%	187	$3,960,166.74

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		9	$217,735.57
Total Repossessed Inventory		17	$398,005.71

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		62	$1,351,202.51
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.16%
Second Preceding Collection Period			0.18%
Preceding Collection Period			0.19%
Current Collection Period			0.21%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of December 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.94	0.14%	46	0.11%